Universal Select Annuity
Supplement Dated April 29, 2022
to
Prospectus Dated May 1, 2010
Group and Individual Annuity Contracts
Issued by Brighthouse Life Insurance Company
and
Brighthouse Separate Account Eleven for Variable Annuities
This supplement updates information contained in the prospectus dated May 1, 2010 as supplemented annually and from time-to-time. The following information supplements and, to the extent it is inconsistent therewith, replaces the information set forth in the prospectus, as supplemented. Please retain the prospectus, all previous supplements to the prospectus, and this supplement for future reference.
Please write or call Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, telephone number (833) 208-3018, if you need another copy of the prospectus.  Upon request, financial statements for the insurance company will be sent to You without charge.
The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by Brighthouse Life Insurance Company.  The Contracts are no longer available to new purchasers.  Current Contract Owners may make additional Purchase Payments.
The currently available funding options are:
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class A
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Global Allocation Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class A
MetLife Aggregate Bond Index Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class 2
Equity-Income Portfolio — Initial Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix A — Additional Information Regarding the Underlying Funds.”
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

Underlying Fund Expenses as of December 31, 2021 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling (833) 208-3018. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.44%
Underlying Fund Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.06%	—	0.66%	0.02%	0.64%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Small Cap Value Portfolio — Class B	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.55%	0.15%	0.02%	—	0.72%	0.04%	0.68%
CBRE Global Real Estate Portfolio — Class A	0.61%	—	0.05%	—	0.66%	0.04%	0.62%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.05%	0.76%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class A	0.66%	—	0.04%	—	0.70%	0.13%	0.57%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.03%	—	0.88%	0.08%	0.80%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Global Allocation Portfolio — Class A	0.70%	—	0.08%	—	0.78%	0.01%	0.77%
Loomis Sayles Growth Portfolio — Class A	0.55%	—	0.01%	—	0.56%	—	0.56%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.05%	—	0.53%	—	0.53%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.33%	—	0.04%	—	0.37%	—	0.37%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Capital Appreciation Portfolio — Class A	0.69%	—	0.02%	—	0.71%	0.09%	0.62%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.03%	—	0.38%	0.02%	0.36%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Wellington Balanced Portfolio — Class A	0.45%	—	0.06%	—	0.51%	—	0.51%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.70%	0.10%	0.03%	—	0.83%	0.03%	0.80%
Jennison Growth Portfolio — Class A	0.59%	—	0.02%	—	0.61%	0.08%	0.53%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.05%	—	0.30%	—	0.30%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.02%	—	0.27%	0.01%	0.26%
MFS® Total Return Portfolio — Class F	0.56%	0.20%	0.06%	—	0.82%	0.03%	0.79%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.81%	—	0.03%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Growth Portfolio — Class B†	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.02%	—	0.74%	—	0.74%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.03%	0.48%
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class 2	0.52%	0.25%	0.08%	—	0.85%	—	0.85%
Equity-Income Portfolio — Initial Class	0.42%	—	0.09%	—	0.51%	—	0.51%
Mid Cap Portfolio — Service Class 2	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	0.78%	0.25%	0.05%	—	1.08%	—	1.08%
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.14%	—	1.44%	—	1.44%
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.01%	1.12%	0.01%	1.11%
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio	0.77%	0.25%	0.10%	—	1.12%	—	1.12%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.05%	—	0.75%	—	0.75%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	—	0.71%	—	0.71%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.64%	—	1.29%	0.40%	0.89%

†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
The Annuity Contract

The Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling (833) 208-3018 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio — Class A	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Investment Counsel, LLC

†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
TRANSFERS

Under “Transfers – Market Timing/Excessive Trading,” the list of Monitored Portfolios is deleted and replaced with the following:
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Overseas Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Other UPDATED Information

1.   The subsection titled “Cybersecurity Risks and Certain Business Continuity Risks” under “The Separate Account” is deleted and replaced with the following:
Cybersecurity Risks and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect Our ability to conduct business, in particular if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or other failures to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks, disruptions or failures in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
2.   Financial Statements
The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to You without charge.
3.   Contract Owner Requests, Elections, and Inquiries
Please direct Your requests and elections under Your Contract, and inquires about Your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•	Telephone: (833) 208-3018 (unless otherwise indicated below), Monday – Friday 9:00AM – 7:00PM Eastern Time
•	Fax: (877) 319-2495 (unless otherwise indicated below)

•	Mail:

Type of Request	Address
Rollover Requests (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71601 Philadelphia, PA 19176-1601
Rollover Requests (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70255 Philadelphia, PA 19176-0255
Loan Repayments (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71602 Philadelphia, PA 19176-1602
Loan Repayments (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70248 Philadelphia, PA 19176-0248
Payroll Remittance (ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 71603 Philadelphia, PA 19176-1603
Payroll Remittance (Non-ERISA Plan)	Brighthouse Life Insurance Company P.O. Box 70246 Philadelphia, PA 19176-0246
Effective May 31, 2022, General Servicing Requests and Communications for Contracts Currently Receiving Annuity Payments	Brighthouse Life Insurance Company Attn: Pano 2 P.O. Box 305073 Nashville, TN 37230-5073 Telephone: (888) 243-1932 Fax: (877) 245-2964
Effective May 31, 2022, Claims Related Communications for Contracts Currently Receiving Annuity Payments	Brighthouse Life Insurance Company Attn: Pano 2 P.O. Box 305074 Nashville, TN 37230-5074 Telephone: (888) 243-1932 Fax: (877) 245-2964
All Other Correspondence and Requests	Brighthouse Life Insurance Company P.O. Box 7104 Troy, MI 48007-7104
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Appendix A

Additional Information Regarding Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The Clarion Global Real Estate Portfolio of Brighthouse Funds Trust I changed its name to the CBRE Global Real Estate Portfolio.
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
A-1